Organization and Nature of Operations (Details) - Schedule of subsidiaries in PRC	12 Months Ended
Dec. 31, 2022
Legend Consulting Investments Limited (“Legend Consulting BVI”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The British Virgin Islands (“BVI”)
Date of incorporation	Dec. 20, 2013
Percentage of direct or indirect interest	100.00%
Principal activities	Investment holding
Legend Consulting Limited (“Legend Consulting HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Jan. 08, 2014
Percentage of direct or indirect interest	100.00%
Principal activities	Investment holding
Fujian Province Lichen Management and Consulting Company Limited (“Lichen Zixun”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, the People’s Republic of China (“PRC”)
Date of incorporation	Apr. 14, 2004
Percentage of direct or indirect interest	100.00%
Principal activities	Provision of financial and taxation solution services, education support services and software and maintenance services
Xiamen City Legend Education Services Company Limited (“Lichen Education”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Fujian, PRC
Date of incorporation	Jul. 30, 2014
Percentage of direct or indirect interest	100.00%
Principal activities	Provision of financial and taxation solution services and education support services